Schedule of financial instruments and their carrying amounts (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net exposure	R$ (15,571,000,000)	R$ (11,746,000,000)
Financial assets - Amortized cost [member] | Related Parties - Assets [member]
IfrsStatementLineItems [Line Items]
Financial assets	114,000,000	178,000,000
Financial assets - Amortized cost [member] | Accounts receivable and other accounts receivable [member]
IfrsStatementLineItems [Line Items]
Financial assets	169,000,000	117,000,000
Fair value through income [member] | Borrowings and financing, including derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(341,000,000)	(335,000,000)
Fair value through income [member] | Financial instruments - Fair value hedge - short position [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(36,000,000)
Fair value through income [member] | Cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,550,000,000	3,532,000,000
Fair value through income [member] | Financial instruments - fair value hedge- long position [member]
IfrsStatementLineItems [Line Items]
Financial assets	32,000,000	68,000,000
Fair value through other comprehensive income [member] | Accounts receivable with credit card companies and sales tickets [member]
IfrsStatementLineItems [Line Items]
Financial assets	155,000,000	99,000,000
Financial liabilities - Other financial liabilities - amortized cost [member] | Related Parties - Liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(368,000,000)	(41,000,000)
Financial liabilities - Other financial liabilities - amortized cost [member] | Trade Payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(5,942,000,000)	(5,058,000,000)
Financial liabilities - Other financial liabilities - amortized cost [member] | Financing through acquisition of assets [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(197,000,000)	(34,000,000)
Financial liabilities - Other financial liabilities - amortized cost [member] | Borrowings and Financing [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(1,210,000,000)	(897,000,000)
Financial liabilities - Other financial liabilities - amortized cost [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	(6,446,000,000)	(6,599,000,000)
Financial liabilities - Other financial liabilities - amortized cost [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	R$ (4,051,000,000)	R$ (2,776,000,000)